UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Exact name of registrant as specified in charter:	Dryden Tax Free Money Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

DRYDEN TAX-FREE MONEY FUND

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

	MOODY’S RATINGS	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT(000)	VALUE
SHORT-TERM INVESTMENTS—100.1%
Alaska—3.2%
Valdez Alaska Marine Term Rev., BP Pipelines Inc. Proj., Ser. A, F.R.D.D.	VMIG1	2.83%	10/03/05	$1,350	$1,350,000

California—1.0%
Mun. Secs. Trust Cert., Rev., Ser. 2001- 135, Class A Cert., F.G.I.C., G.O., F.R.D.D.	A-1(c)	2.83	10/03/05	400	400,000

Florida—6.2%
Orange Cnty. Auth. Edl. Facs. Rev. Edl. Facs., Adj.-Rollins College PJ, F.R.D.D.	VMIG1	2.82	10/03/05	250	250,000
Orange Cnty. Edl. Facs. Auth. Edl. Facs. Rev., Ser. 171, F.S.A., F.R.W.D.	A-1(c)	2.83	10/06/05	2,350	2,350,000

					2,600,000

Georgia—13.6%
Fulton Cnty. Res. Care Facs., Lenbrook Square Foundation, Ser. 1996, F.R.D.D.	A-1+(c)	2.85	10/03/05	4,150	4,150,000
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.	P-1	2.95	10/06/05	1,520	1,520,000

					5,670,000

Illinois—8.5%
Chicago Hsg. Auth. Cap. Prog. Rev., Ser. 576, F.R.W.D.	A-1(c)	2.48	10/06/05	1,735	1,735,000
Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High Sch., Ser. 1994, F.R.W.D.	A-1(c)	3.02	10/05/05	1,000	1,000,000
Illinois Hlth. Facs. Auth. Rev., Mem. Hlth. Sys., Ser. 2003, F.R.D.D.	VMIG1	2.85	10/03/05	800	800,000

					3,535,000

Indiana—3.0%
Hammond Ind. Poll. Ctrl. Rev., Adj-Ref- Amoco Oil Co. Proj., Ser. 1994, F.R.D.D.	VMIG1	2.83	10/03/05	360	360,000
South Bend Econ. Dev. Rev., Dynamic REHC Proj., Ser. 1999, A.M.T., F.R.W.D.	NR	2.93	10/05/05	905	905,000

					1,265,000

	MOODY’S RATINGS	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT(000)	VALUE
Kansas—2.5%
Kansas St., Dev. Fin. Auth. Rev., Hays Med. Ctr., Ser. N, F.R.D.D.	VMIG1	2.85	10/03/05	1,045	1,045,000

Maine—7.8%
York Rev., Stonewall Realty LLC Proj., Ser. 1999, A.M.T., F.R.W.D.	VMIG1	3.25	10/06/05	3,260	3,260,000

Minnesota—5.0%
Owatonna Hsg. Rev., Second Century Proj., Ser. A, F.R.W.D.	VMIG1	2.95	10/06/05	1,500	1,500,000
St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., Ser. 2002, F.R.D.D.	VMIG1	2.85	10/03/05	600	600,000

					2,100,000

Missouri—9.0%
Missouri St. Hlth. & Edl. Facs. Auth. Edl Facs. Rev., Bethesda Hlth. Group., Ser. A, F.R.D.D.	VMIG1	2.85	10/03/05	1,030	1,030,000
St. Louis Univ., Ser. B, F.R.D.D.	VMIG1	2.85	10/03/05	940	940,000
St. Louis Univ., Ser. 2002, F.R.D.D.	VMIG1	2.85	10/03/05	1,780	1,780,000

					3,750,000

Nebraska—1.2%
Lancaster Cnty. Hosp. Auth., Hlth. Facs. Rev., Immanuel Hlth. Sys., Ser. A, F.R.D.D.	A-1(c)	2.84	10/03/05	505	505,000

Nevada—1.4%
Truckee Meadows Wtr. Auth. Wtr. Rev., Mun. Secs. Trust Rcpts., Ser. SGA137, F.S.A., F.R.D.D.	A-1+(c)	2.85	10/03/05	600	600,000

New Jersey—1.7%
Mun. Secs. Trust Cert., Rev., Ser. 2001-174, Class A Cert., G.O., Ser. 2001, F.R.D.D.	A-1(c)	2.83	10/03/05	700	700,000

New York—12.0%
Mun. Secs. Trust Cert. Rev., Ser. 2001-109, Class A Cert., F.R.D.D.	VMIG1	2.83	10/03/05	2,200	2,200,000
New York City St., Loc. Gov’t. Assistance Corp., Mun. Secs. Trust Rcpts., Ser. SGA-59, F.R.D.D.	A-1+(c)	2.83	10/03/05	800	800,000
New York City Trust Cult. Res. Rev., Mun. Secs. Trust Rcpts., Ser. SGA-91, A.M.B.A.C., F.R.D.D.	A-1+(c)	2.83	10/03/05	2,000	2,000,000

					5,000,000

Ohio—2.7%
East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Prog., Ser. 1996, A.M.T., F.R.W.D.	NR	2.93	10/06/05	1,135	1,135,000

	MOODY’S RATINGS	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT(000)	VALUE
Oklahoma—0.7%
Tulsa Cnty. Ind. Auth. Rev., First Mtge. Montercau-Ser. A., F.R.D.D.	A-1+(c)	2.83	10/03/05	300	300,000

Pennsylvania—3.9%
Delaware River Port Auth., F.S.A., F.R.D.D.	A-1+(c)	2.85	10/03/05	200	200,000
Schuylkill Cnty. Ind. Dev. Auth. Res. Recovery Rev., Northeastern Pwr. Co., Ser. A, F.R.D.D.	A-1+(c)	2.85	10/03/05	1,430	1,430,000

					1,630,000

Rhode Island—0.5%
Rhode Island Hlth. Edl. Bldg. Corp. Edl. Inst. Rev., St. Andrews School, F.R.D.D.	A-1+(c)	2.82	10/03/05	200	200,000

Tennessee—9.1%
Blount Cnty. Pub. Bldg. Auth., Loc. Gov’t. Pub. Impt., Ser. A, F.R.D.D.	VMIG1	2.82	10/03/05	500	500,000
Clarksville Pub. Bldg. Auth. Rev. Adj.-Pooled Fin., Mun. Bond Fd., Ser. 2003, F.R.D.D.	VMIG1	2.82	10/03/05	750	750,000
Clarksville Pub. Bldg. Auth. Rev. Adj.-Pooled Fin., Mun. Bond Fd., Ser. 2003, F.R.D.D.	VMIG1	2.82	10/03/05	1,660	1,660,000
Sevier Cnty. Pub. Bldg. Auth., Loc. Gov. Pub. Impt-IV, Ser. B-12, A.M.B.A.C., F.R.D.D.	VMIG1	2.83	10/03/05	560	560,000
Sevier Cnty. Pub. Bldg. Auth., Loc. Govt. Pub. Impt-IV, Ser. E-5, F.S.A., F.R.D.D.	VMIG1	2.83	10/03/05	320	320,000

					3,790,000

Texas—2.6%
Denton Cnty., Mun. Secs. Trust Recpts., Ser. SGA-117, F.R.D.D	A-1+(c)	2.85	10/03/05	100	100,000
Harris Cnty. Texas Hlth. Facs. Dev. Hosp., Texas Childrens Hosp. B-1, F.R.D.D., M.B.I.A.	VMIG1	2.84	10/03/05	1,000	1,000,000

					1,100,000

Washington—1.4%
Clark Cnty. Pub. Uti.l Dist. No. 001 Generating Sys. Rev., Mun. Secs. Trust Rcpts., Ser. SGA-118, F.R.D.D., F.S.A.	A-1+(c)	2.85	10/03/05	600	600,000

Wisconsin—3.1%
Whitewater Ind. Dev. Rev., Trek Bicycle Corp., Proj., Ser. 1995, A.M.T., F.R.W.D.	NR	2.98	10/06/05	1,310	1,310,000

TOTAL INVESTMENTS – 100.1%
(Cost $41,845,000)(d)					41,845,000
Liabilities in excess of other assets—(0.1%)					(59,021)

NET ASSETS—100.0%					$41,785,979

NR Not Rated by Moody’s or Standard & Poor’s.

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.-American Municipal Bond Assurance Corporation.

A.M.T.-Alternative Minimum Tax.

F.G.I.C.-Financial Guaranty Insurance Company.

F.R.D.D.-Floating Rate (Daily) Demand Note (b).

F.R.W.D.-Floating Rate (Weekly) Demand Note (b).

F.S.A.-Financial Security Assurance.

M.B.I.A.-Municipal Bond Insurance Corporation.

G.O.-General Obligation.

T.C.R.S.-Transferable Custodial Receipts.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

The Fund’s current Prospectus contains a descriptions of Moody’s and Standard & Poor’s ratings.

DRYDEN TAX FREE MONEY

Notes to Schedule of Investment (Unaudited)

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax Free Money Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.